Expense Example, No Redemption (Invesco Balanced-Risk Retirement 2020 Fund, USD $)	12 Months Ended
May 02, 2011
Class A, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A
1 Year	$ 650
3 Years	959
5 Years	1,290
10 Years	2,224
Class A5, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class A5
1 Year	650
3 Years	959
5 Years	1,290
10 Years	2,224
Class B, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class B
1 Year	182
3 Years	663
5 Years	1,171
10 Years	2,379
Class C, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C
1 Year	182
3 Years	663
5 Years	1,171
10 Years	2,568
Class C5, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class C5
1 Year	182
3 Years	663
5 Years	1,171
10 Years	2,568
Class R, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R
1 Year	131
3 Years	510
5 Years	914
10 Years	2,044
Class R5, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class R5
1 Year	131
3 Years	510
5 Years	914
10 Years	2,044
Class Y, Invesco Balanced-Risk Retirement 2020 Fund
Expense Example, No Redemption
Expense Example, No Redemption, By Year, Column [Text]	Class Y
1 Year	81
3 Years	355
5 Years	651
10 Years	$ 1,492